Note 2 - Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Earnings Per Share (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	46,451	58,581	79,693
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 17.55	$ 17.55	$ 17.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 40.24	$ 40.24	$ 40.24
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	7,871	7,178	4,972
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants			12,419
Share Price			$ 16
Equity Option [Member]
Note 2 - Earnings Per Share (Details) [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	28,282	39,808	8,875